33. Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Coverage Tables
Insurance coverage
Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Assigning profit	16,369
Profit	Loss of profits	8,338
Cars and Others (*)	Damages	412